Description of Organization, Business Operations and Liquidity - Additional Information (Detail)						3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 16, 2023 d $ / shares shares	Oct. 28, 2022 USD ($) $ / shares shares	Oct. 28, 2022 USD ($) $ / shares shares	Aug. 16, 2022	Nov. 01, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 23, 2023 shares	Oct. 31, 2022 USD ($)	Sep. 29, 2022 shares	Aug. 31, 2021 shares	Jan. 25, 2021 USD ($)
Organization Consolidation and Presentation of Financial Statements [Line Items]
Minimum net worth to consummate business combination									$ 5,000,001
Percentage of excise tax				1.00%
Proceeds from initial public offering gross								$ 225,400,000
Proceeds from sale of private placement warrants								10,050,000
Deferred underwriting fees						$ 5,635,000		8,050,000	$ 8,050,000
Restricted from redeeming maximum percentage of public shares, without prior consent						15.00%			15.00%
Percentage of public shares that would not be redeemed if business combination is not completed within initial combination period						100.00%			100.00%
Percentage of public shares, at-per share price, payable in cash						100.00%			100.00%
Expenses payable on dissolution						$ 100,000			$ 100,000
Value per public share in the trust account | $ / shares						$ 10.15			$ 10.15
Ordinary shares, shares outstanding | shares		23,264,839	23,264,839									28,750,000
Ordinary shares, percentage of voting power		80.90%	80.90%
Ordinary shares, shares issued | shares												28,750,000
Payments of stock issuance costs							$ 7,000	$ 613,329
Preference shares, par value | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Cash held outside the trust account						$ 48,857			$ 4,730
Working capital deficit						9,566,369			$ 3,139,622
Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares issued | shares	7,500,000
Date Of Agreement	Jan. 16, 2023								Jan. 16, 2023
Conversion of stock, description	prior to the effective time of the Business Combination (the “Effective Time”), the aggregate amount of each outstanding convertible promissory note of Spectaire, including all outstanding principal and interest accrued but unpaid thereon, will convert into shares of common stock, par value $0.0001 per share, of Spectaire (“Spectaire Common Stock”), and each share of the Series Seed Preferred Stock, par value $0.0001 per share, of Spectaire will convert into one share of Spectaire Common Stock (such conversions, the “Spectaire Security Conversion”);
Number of trading days | d	20
Number of consecutive trading days | d	30
Earnout period	5 years
Merger Agreement | Promissory Note
Organization Consolidation and Presentation of Financial Statements [Line Items]
Aggregate principal amount						500,000
Drawdowns on debt						0
Extension Loan
Organization Consolidation and Presentation of Financial Statements [Line Items]
Outstanding amount of debt						$ 491,578			$ 196,631		$ 196,631
Quoted Price Greater Than or Equal to 15 | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares issued | shares	2,500,000
Quoted Price Greater Than or Equal to 20 | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares issued | shares	5,000,000
Quoted Price Greater Than or Equal to 25 | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares issued | shares	7,500,000
Quoted Price Less Than 15 | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares issued | shares	0
Class A Ordinary Shares
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares outstanding | shares		17,514,839	17,514,839			0		0	0			23,000,000
Ordinary shares, par value | $ / shares		$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares issued | shares						0		0	0			23,000,000
Temporary equity, shares subject to possible redemption | shares						2,457,892		23,000,000	2,457,892	2,457,892
Class A Ordinary Shares | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Temporary equity, shares subject to possible redemption | shares	2,457,892
Class B Ordinary Shares
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares outstanding | shares		5,750,000	5,750,000			5,750,000		5,750,000	5,750,000			5,750,000	5,750,000
Ordinary shares, par value | $ / shares		$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares issued | shares						5,750,000		5,750,000	5,750,000			5,750,000
Series Seed Preferred Stock | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Preference shares, par value | $ / shares	$ 0.0001
Spectaire Common Stock | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, par value | $ / shares	0.0001
Minimum
Organization Consolidation and Presentation of Financial Statements [Line Items]
Fair market value as percentage of net assets held in trust account included in initial business combination						80.00%			80.00%
Post-transaction ownership percentage of the target entity						50.00%			50.00%
Value per share to be maintained in the trust account | $ / shares						$ 10.15			$ 10.15
Maximum | Quoted Price Greater Than or Equal to 15 | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Weighted average closing sale price per share | $ / shares	15
Maximum | Quoted Price Greater Than or Equal to 20 | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Weighted average closing sale price per share | $ / shares	20
Maximum | Quoted Price Greater Than or Equal to 25 | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Weighted average closing sale price per share | $ / shares	$ 25
Shares Subject to Possible Redemption | Class A Ordinary Shares
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares outstanding | shares						2,457,892		23,000,000	2,457,892
Ordinary shares, shares issued | shares						2,457,892		23,000,000	2,457,892
Temporary equity, shares subject to possible redemption | shares		20,542,108	20,542,108			23,000,000			23,000,000
Temporary equity shares issues and outstanding percentage		89.30%	89.30%
Payments of stock issuance costs		$ 210,161,773.71	$ 210,161,773.71
Redemption price per share | $ / shares		$ 10.23	$ 10.23			$ 10.15
IPO
Organization Consolidation and Presentation of Financial Statements [Line Items]
Units issued during the period shares | shares					23,000,000
Proceeds from initial public offering gross					$ 230,000,000
Transaction costs related to the issuances						$ 13,617,198			$ 13,617,198
Cash underwriting fees						4,600,000			4,600,000
Deferred underwriting fees						8,050,000			8,050,000
Other offering cost						$ 967,198			967,198
Over-Allotment Option
Organization Consolidation and Presentation of Financial Statements [Line Items]
Units issued during the period shares | shares					3,000,000
Proceeds from initial public offering gross					$ 30,000,000
Sponsor
Organization Consolidation and Presentation of Financial Statements [Line Items]
Investment of cash in trust account					$ 233,450,000
Cash deposited in trust account per unit | $ / shares					$ 10.15
Term of restricted investments					185 days
Ordinary shares, shares outstanding | shares													5,750,000
Sponsor | Promissory Note
Organization Consolidation and Presentation of Financial Statements [Line Items]
Aggregate principal amount														$ 300,000
Outstanding amount of debt					$ 223,765			$ 0	$ 0
Sponsor | Class B Ordinary Shares
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares outstanding | shares													5,750,000
Sponsor | Maximum | Convertible Promissory Note
Organization Consolidation and Presentation of Financial Statements [Line Items]
Aggregate principal amount											$ 720,000
Sponsor | Over-Allotment Option
Organization Consolidation and Presentation of Financial Statements [Line Items]
Units issued during the period shares | shares					1,050,000
Sponsor | Private Placement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Units issued during the period shares | shares					10,050,000
Unit price per share | $ / shares					$ 1
Proceeds from sale of private placement warrants					$ 10,050,000